Share-based payments - Omnibus Equity Incentive Plans (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Maximum number of awards, as a percent of issued and outstanding shares	15.00%
Total expenses related to share-based compensation	$ 4,156,762	$ 5,013,185	$ 8,497,830